Fair Value Of Assets And Liabilities (Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	$ 230,456	$ 223,443
Aggregate Unpaid Principal [Member] | Loans Held For Sale Reported At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	378,326	343,450
Nonaccrual loans	137,301	110,386
Loans 90 days or more past due and still accruing	15,854	20,839
Fair Value Carrying Amount Less Aggregate Unpaid Principal [Member] | Loans Held For Sale Reported At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	(147,870)	(120,007)
Nonaccrual loans	(73,070)	(59,183)
Loans 90 days or more past due and still accruing	(8,089)	(11,728)
Carrying Reported Amount Fair Value Disclosure [Member] | Loans Held For Sale Reported At Fair Value [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	230,456	223,443
Nonaccrual loans	64,231	51,203
Loans 90 days or more past due and still accruing	$ 7,765	$ 9,111